Financial Instruments - Summary of Detailed Information About Hedges Items (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2021 USD ($)
Borrowings denominated in foreign currencies [member]
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	$ 2,318,517		$ 2,859,132	$ 83,580
Fair value hedge of borrowings denominated in foreign currencies [member]
Disclosure of detailed information about hedged items [line items]
Change in Value Used for Calculating Hedge Ineffectiveness, Hedging Instrument	94,145	$ 3,394	157,842
Hedged item, assets	(94,145)		(157,842)	(3,394)
Accumulated Amount of Fair Value Hedge Adjustments on Hedged Item, Asset	(236,362)		(142,217)	(8,521)
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedged items [line items]
Change in Value Used for Calculating Hedge Ineffectiveness, Hedging Instrument	(738,600)	$ (26,626)	574,824
Hedged item, assets	738,600		(574,824)	26,626
Accumulated Gains or Losses in Other Equity, Continuing Hedges	$ 163,776		$ (574,824)	$ 5,904